INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Summary of the differences between the Company's effective tax rate and the statutory federal rate
The table below summarizes the differences between the Company’s effective tax rate and the statutory federal rate as follows for the year ended December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Tax benefit computed at “expected” statutory rate	$(4,795,151)	$(16,695,036)
State income taxes, net of benefit	—	—
Permanent differences :
Stock based compensation and consulting	866,305	240,786
Prior year true-ups	(439,456)	—
Loss (gain) from change in fair value of derivative liability	—	494,700
Amortization of debt discount, deferred financing cost, and other non-cash interest	—	3,768,000
Stock based settlement expense	—	1,660,300
Loss on extinguishment of debts	—	1,621,700
Other	(17,014)	55,334
Increase in valuation allowance	4,385,316	8,854,216
Net income tax benefit	$—	$—

Summary of the differences between the Company's effective tax rate and the statutory federal rate
The table below summarizes the differences between the Company’s effective tax rate and the statutory federal rate as follows for the year ended December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012

Computed “expected” tax expense (benefit)	(34.0)%	(34.0)%
State income taxes	0%	0%
Permanent differences	2.91%	15.5%
Change in valuation allowance	31.09%	18.5%

Effective tax rate	0.0%	0.0%

Summary of deferred tax asset
The Company has a deferred tax asset which is summarized as follows at December 31, 2013 and 2012:

Deferred tax assets:

	December 31, 2013	December 31, 2012
Net operating loss carryover	$9,812,057	$6,694,996
Stock based compensation	7,461,894	6,940,860
Stock held for sale	—	(1,131,290)
Depreciable and depletable assets	(469,134)	1,145,470
Mining explorations	620,492	836,910
Capital loss carryforward	1,482,863	271,490
Other	6,800	(228,780)
Less: valuation allowance	(18,914,972)	(14,529,656)
Net deferred tax asset	$—	$—